Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Public Offering
Public Offering

Note 3 —Public Offering

Pursuant to the Initial Public Offering and full exercise underwriter’s overallotment option, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”) Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).

Note 3 —Public Offering

On November 16, 2021, the Company consummated the IPO of 10,000,000 units (the “Units”). Each Unit consists of one Class A ordinary share, $0.0001 par value per share (the “Class A Ordinary Shares”), and one warrant (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $100,000,000.

Pursuant to the Initial Public Offering and full exercise underwriter’s overallotment option, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share.

All of the Class A ordinary shares sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s second amended and restated memorandum and articles of association.